                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Sandler Capital Management
Address:      767 Fifth Avenue, 45th Floor
              New York, NY 10153


Form 13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew Sandler
Title:   Managing Director
Phone:   212-754-8100

Signature, Place, and Date of Signing:

         /s/ Andrew Sandler      New York, New York    10/31/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name


         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          6

Form 13F Information Table Entry Total:     74

Form 13F Information Table Value Total:     $359,105
                                             [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1.        28-2461                  John Kornreich
         2.        28-4506                  Michael Marocco
         3.        28-4508                  Andrew Sandler
         4.        28-1951                  Harvey Sandler
         5.        28-                      Douglas Schimmel
         6.        28-                      Hannah Stone


         [Repeat as necessary.]

                                                   Form 13F INFORMATION TABLE
                                                       September 30, 2001

   COLUMN 1          COLUMN 2     COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------         --------     --------     --------       --------         ---------   --------      --------
                                               MARKET
                      TITLE        CUSIP       VALUE     SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER       OF CLASS      NUMBER      (x000s)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------       --------      ------      -------   -------  ---  ----  -----------   --------  ----  ------  ----


ACKERLEY GROUP INC
  COM                   COMMON     004527107     2343    218944    SH         SOLE         1-6       218944   0    0
ADVANCED MICRO DEVICES
   INC US               COMMON     007903107       82     10000    SH         SOLE         1-6        10000   0    0
ADVENT SOFTWARE INC
  COM                   COMMON     007974108      377     10000    SH         SOLE         1-6        10000   0    0
ALVARION LTD COM STK    COMMON     M0861T100      326    209236    SH         SOLE         1-6       209236   0    0
AOL TIME WARNER         COMMON     00184A105     8341    252000    SH         SOLE         1-6       227500   0    0
APOLLO GROUP INC
  CL A COM              COMMON     037604105    16602    395000    SH         SOLE         1-6       362000   0    0
ASCENTIAL SOFTWARE
  CORP COM              COMMON     04362P108     5672   1719000    SH         SOLE         1-6      1592500   0    0
AT HOME CORPORATION
  SER A COM             COMMON     045919107       10     65000    SH         SOLE         1-6        65000   0    0
AT&T CORP COM           COMMON     001957109     7778    402996    SH         SOLE         1-6       402996   0    0
AT&T WIRELESS
  SERVICES INC          COMMON     00209A106     2124    142179    SH         SOLE         1-6       142179   0    0
BANKNORTH GROUP INC
  COM STK NE            COMMON     06646R107     3348    150000    SH         SOLE         1-6       150000   0    0
BRIO TECHNOLOGY INC
  COM STK               COMMON     109704106     1707    702300    SH         SOLE         1-6       645200   0    0
CABLEVISION NY GROUP
   CLASS A              COMMON     12686C109    14313    349600    SH         SOLE         1-6       349600   0    0
CLEAR CHANNEL
  COMMUNICATIONS I      OPTIONS-
                        CALLS      184502JAL     3975    100000    SH  CALL   SOLE         1-6       100000   0    0
COMCAST CORP CL A
  SPECIAL               COMMON     200300200     4125    115000    SH         SOLE         1-6       115000   0    0
CONVERGYS CORP COM STK  COMMON     212485106     2220     80000    SH         SOLE         1-6        80000   0    0
CONVERGYS CORP COM STK  OPTIONS-
                        PUTS       2124850VG     2220     80000    SH  PUT    SOLE         1-6        80000   0    0
CROWN MEDIA HOLDINGS    COMMON     228411104      861     84000    SH         SOLE         1-6        84000   0    0
CYBEAR GROUP -          COMMON     23243C201      157    174400    SH         SOLE         1-6       174400   0    0
DELL COMPUTER CORP COM  COMMON     247025109     8384    452500    SH         SOLE         1-6       425000   0    0
DOUBLECLICK INC COM     COMMON     258609304      570    100000    SH         SOLE         1-6       100000   0    0
ECHOSTAR COMMUNICATIONS
   CORP                 COMMON     278762109     4531    194700    SH         SOLE         1-6       180700   0    0


                                4




EDISON INTERNATIONAL
  USD4.166              COMMON     281020107      658     50000    SH         SOLE         1-6        50000   0    0
EMMIS BROADCASTING
  CORP                  COMMON     291525103     2451    170000    SH         SOLE         1-6       147500   0    0
ETHAN ALLEN INTERIORS
  INC                   OPTIONS-
                        PUTS       2976020VG     1375     50000    SH  PUT    SOLE         1-6        50000   0    0
FIRST DATA CORP COM     COMMON     319963104    16764    287738    SH         SOLE         1-6       269396   0    0
FOX ENTERTAINMENT
  GROUP INC CL          COMMON     35138T107     7622    399000    SH         SOLE         1-6       352500   0    0
GENERAL MTRS CORP COM   COMMON     370442105     2788     65000    SH         SOLE         1-6        54500   0    0
GEORGIA PACIFIC GROUP
  COM                   COMMON     373298108      864     30000    SH         SOLE         1-6        30000   0    0
HCA INC                 COMMON     404119109     3323     75000    SH         SOLE         1-6        75000   0    0
HELLENIC TELECOM ORG
  SPONS ADR             ADRS S     423325307       99     12500    SH         SOLE         1-6        12500   0    0
IMCLONE SYSTEMS INC
  COM                   COMMON     45245W109     4241     75000    SH         SOLE         1-6        75000   0    0
INTEGRATED CIRCUIT
  SYSTEMS INC           COMMON     45811K208     1022     80000    SH         SOLE         1-6        80000   0    0
KNIGHT RIDDER INC
  USD.025 COM           COMMON     499040103     4189     75000    SH         SOLE         1-6        60000   0    0
LEAP WIRELESS INTL
  INC                   COMMON     521863100     1570    100000    SH         SOLE         1-6       100000   0    0
LIBERTY MEDIA CORP
  NEW                   COMMON     530718105     4650    366197    SH         SOLE         1-6       317639   0    0
LIBERTY MEDIA CORP
  NEW                   COMMON     530718204    23874   1675364    SH         SOLE         1-6      1657284   0    0
MCGRAW HILL COMPANIES
  INC USD               COMMON     580645109     2924     50250    SH         SOLE         1-6        38250   0    0
MCSI INC COM STK        COMMON     55270M108     3222    200000    SH         SOLE         1-6       200000   0    0
MICROSOFT CORP COM      COMMON     594918104    23359    456500    SH         SOLE         1-6       424500   0    0
MICROSTRATEGY INC
  COM STK               COMMON     594972101      283    250000    SH         SOLE         1-6       250000   0    0
MIDCAP SPDR TRUST
  UNIT SER 1            US ETF'S-
                        US TR      595635103     7519     95000    SH         SOLE         1-6        95000   0    0
MIDWAY GAMES INC COM    COMMON     598148104      870     71863    SH         SOLE         1-6        71863   0    0
MILLICOM INTL CELLULAR
  S A COM               COMMON     L6388F102     8733    823800    SH         SOLE         1-6       749800   0    0
MTR GAMING GROUP INC
  COM                   COMMON     553769100     3175    342500    SH         SOLE         1-6       342500   0    0
NASDAQ-100 SHARES
  COM US ETFS           US ETF'S-
                        US TR      631100104    21735    750000    SH         SOLE         1-6       750000   0    0
NATIONAL SEMICONDUCT
  OR CORP U             COMMON     637640103     5302    241000    SH         SOLE         1-6       223500   0    0
NETWORK ENGINES         COMMON     64121A107      261    435000    SH         SOLE         1-6       435000   0    0
NEWS CORP LTD SPONS
  ADR REPSTG            ADRS S     652487802     3668    172300    SH         SOLE         1-6       134300   0    0
NIKE INC CL B           COMMON     654106103     7022    150000    SH         SOLE         1-6       150000   0    0


                                5




NOVELLUS SYSTEMS INC
  COM                   COMMON     670008101     4284    150000    SH         SOLE         1-6       140600   0    0
OMNICARE INC COM        COMMON     681904108     7641    350000    SH         SOLE         1-6       350000   0    0
PHILIP MORRIS CO INC    COMMON     718154107     7244    150000    SH         SOLE         1-6       150000   0    0
PRECISE SOFTWARE
  SOLUTIONS             COMMON     M41450103     3868    350000    SH         SOLE         1-6       350000   0    0
PRIMEDIA INC COM STK    COMMON     74157K101      353    150000    SH         SOLE         1-6       150000   0    0
RADIO UNICA
  COMMUNICATIONS        COMMON     75040Q106       24     15000    SH         SOLE         1-6       150000   0    0
RAINBOW MEDIA GROUP     COMMON     12686C844     3540    174800    SH         SOLE         1-6       174800   0    0
ROSS STORES INC
  USD0 .01 COM          COMMON     778296103     4388    150000    SH         SOLE         1-6       150000   0    0
SILICON STORAGE
  TECHNOLOGY INC        COMMON     827057100      695    150000    SH         SOLE         1-6       150000   0    0
SINCLAIR BROADCAST
  GROUP INC C           COMMON     829226109     3760    466500    SH         SOLE         1-6       414400   0    0
SPRINT CORP
  (PCS GROUP)           COMMON     852061506      657     25000    SH         SOLE         1-6        25000   0    0
SUN INTL HOTELS LTD
  ORDS                  COMMON     P8797T133     5883    325000    SH         SOLE         1-6       287000   0    0
TAIWAN SEMICONDUCTOR
  MANUFACTU             ADRS S     874039100     2875    303000    SH         SOLE         1-6       281200   0    0
TELECOM HLDRS
  US ETFS               US ETF'S-
                        US TR      87927P200     4725     94500    SH         SOLE         1-6        81600   0    0
TELEWEST COMMUNI-
  CATIONS PLC           ADRS S     87956P105      511    105295    SH         SOLE         1-6       105295   0    0
TERAYON COMMUNICATION
  SYS                   COMMON     880775101     1798    250000    SH         SOLE         1-6       250000   0    0
USX-MARATHON GROUP COM  COMMON     902905827      669     25000    SH         SOLE         1-6        25000   0    0
VERISIGN INC COM        COMMON     92343E102     1257     30000    SH         SOLE         1-6        30000   0    0
VERITAS SOFTWARE CORP
  COM                   COMMON     923436109      922     50000    SH         SOLE         1-6        50000   0    0
VERIZON COMMUNICATIONS  COMMON     92343V104     1948     36000    SH         SOLE         1-6        36000   0    0
VIACOM INC CL B COM     COMMON     925524308     6375    184750    SH         SOLE         1-6       157000   0    0
VIVENDI SPONSORED ADR   ADRS S     92851S204     9537    205750    SH         SOLE         1-6       173250   0    0
VODAFONE GROUP PLC ADR  ADRS S     92857W100    31473   1433210    SH         SOLE         1-6      1353210   0    0
WMS INDS INC COM        COMMON     929297109     1049     60000    SH         SOLE         1-6        60000   0    0

                                                       $359,105













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